Organization and Description of Business	12 Months Ended
Mar. 31, 2026
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Garden Stage Limited (“GSL”) (“the Company”) is a company incorporated in the Cayman Islands with limited liability on August 11, 2022. GSL is a parent holding company with no operations.

17 Uno Limited (“17 Uno”), a wholly-owned subsidiary of GSL, is a company incorporated in the British Virgin Islands with limited liability on August 17, 2022. 17 Uno has a share capital of US$1 and is an investment holding company with no operations.

Shenyang Mental Aether Technology Company Limited (“Shenyang”), a wholly foreign owned enterprise (“WFOE”) of GSL, is a company incorporated in the People’s Republic of China (“PRC”) with limited liability on December 5, 2025. Shenyang has a registered share capital of CNY35,394,500 (approximately $5.1 million), which CNY13,868,520 (approximately $2.0 million) was paid-up as of March 31, 2026, and is principally engaged in selling electronic components and providing related services.

Mental Form (BVI) Limited (“MFBVI”), a wholly-owned subsidiary of GSL, is a company incorporated in the British Virgin Islands with limited liability on September 12, 2025. MFBVI has a share capital of US$10,000 and is an investment holding company with no operations.

Mental Form (HK) Limited (“MFHK”), a wholly-owned subsidiary of MFBVI, is a company incorporated in Hong Kong with limited liability on September 16, 2025. MFHK has a share capital of HK$1 and principally engaged in selling humanoid robots and providing related services.

I Win Holdings Limited (“IWHL”), a wholly-owned subsidiary of 17 Uno, is a company incorporated in Hong Kong with limited liability on March 25, 2020. IWHL has a share capital of HK$15,901,000 (approximately $2.0 million). IWHL is an investment holding company and also provides consultancy services. Under Hong Kong law, these activities carried out by the Company do not require specific licenses.

I Win Securities Limited (“IWSL”), a wholly-owned subsidiary of IWHL, is a company incorporated in Hong Kong with limited liability on November 10, 2016 with a share capital of HK$19,000,000 (approximately $2.4 million). IWSL is licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 activity “Dealing in Securities” as defined under the Hong Kong Securities and Futures Ordinance (“HKSFO”). IWSL is also a participant of the Stock Exchange of Hong Kong Limited (“SEHK”) and Hong Kong Securities Clearing Company Limited and holds one trading right with SEHK.

I Win Asset Management Limited (“IWAML”), a wholly-owned subsidiary of IWHL, is a company incorporated in Hong Kong with limited liability on March 25, 2020 with a share capital of HK$900,000 (approximately $0.1 million). IWAML is licensed with the HKSFC to carry out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” as defined under the HKSFO.

I Win Consulting Limited (“IWCL”), a wholly-owned subsidiary of IWHL, is a company incorporated in Hong Kong with limited liability on July 16, 2025. IWCL has a share capital of HK$1,000 (approximately $127) and principally engaged in providing general consulting services.

IWSL has one wholly-owned subsidiary, China Union Financial Holding Limited (“CUFH”) which is a company incorporated in the British Virgin Islands on June 17, 2016. CUFH has a share capital of US$1,000 with no operations.

GSL together with its subsidiaries (collectively, “the Group”) is primarily engaged in providing investment advisory services, securities brokerage, underwriting and placement, and other financial services to a wide range of customers in Hong Kong. The Group primarily generates advisory fees by acting as investment advisor for its customers, brokerage commissions by enabling its customers to trade on multiple exchanges around the globe and underwriting and placement income by underwriting or arranging placement of securities for its customers.

The Company completed its initial public offering on the Nasdaq on December 1, 2023, issuing 12,500 ordinary shares at an adjusted public offering price of $800 per share. In addition, the Company entered into an underwriting agreement with the underwriter on November 30, 2023, which granted the underwriter a 45-day option to purchase up to an additional 1,875 ordinary shares at the adjusted public offering price of $800 per share, less underwriting discounts, to cover any over-allotment. Subsequently, on December 4, 2023, the underwriter exercised the over-allotment option in full, purchasing an additional 1,875 ordinary shares at the adjusted public offering price of $800 per share. The initial public offering and the exercise of the over-allotment option closed on December 5, 2023, with gross proceeds totaling $11,500,000, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on December 1, 2023 on The Nasdaq Capital Market and commenced trading under the ticker symbol “GSIW”.

Reorganization

Reorganization of the legal structure of the Group (“Reorganization”) has been completed on April 3, 2023 by carrying out a sequence of contemplated transactions, where the Company becomes the holding company of all entities discussed above.

Prior to the reorganization, all entities discussed above were all effectively controlled by Smark Holding Limited (“Smark”), a company incorporated in the British Virgin Islands, and Lobster Financial Holdings Limited (“Lobster”), a company incorporated in the British Virgin Islands, which together held more than 50% voting rights in all these entities. Ultimately through Smark and Lobster, Ms. Fung Yee Lin, Mr. Wong Wai Kuen and Ms. Zhu Yun, together held more than 50% voting rights and maintained effective control in all these entities.

The Reorganization was to eventually transfer 100% of ownership interests in IWSL and IWAML to GSL.

Reorganization on June 24, 2022

With the approval obtained from HKSFC, 100% ownership interests in IWSL and IWAML were transferred from Smark and Lobster to IWHL on June 24, 2022.

Before and after the Reorganization at IWHL’s level, IWHL, IWSL and IWAML, were ultimately and effectively controlled by the same group of controlling shareholders who collectively hold more than 50% voting rights in these entities. Therefore, the Reorganization is considered common control transaction according to ASC 805-50.

Reorganization on April 3, 2023

Subsequent to the Reorganization at IWHL’s level, the Company was incorporated on August 11, 2022 with the only aim and purpose to become the holding company of the Group and the issuer in connection with its planned initial public offering in the United States. With further approval obtained from HKSFC, via 17 Uno which has been the wholly owned subsidiary of the Company since incorporation, 100% ownership interests in IWHL were then transferred from Smark, Lobster and other shareholders to the Company on April 3, 2023.

Before and after the Reorganization at the Company’s level, the Company and IWHL, had exactly the same shareholding structure and were ultimately and effectively controlled by the same group of controlling shareholders who collectively hold more than 50% voting rights in these entities. Therefore, the Reorganization is considered common control transaction according to ASC 805-50.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The consolidated financial statements of the Group include the following entities:

	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
17 Uno Limited (“17 Uno”)	August 17, 2022	British Virgin Islands	100%	Investment holding
Shenyang Mental Aether Technology Company Limited (“Shenyang”)	December 5, 2025	PRC	100%	Selling electronic components and providing related services
Mental Form (BVI) Limited (“MFBVI”)	September 12, 2025	British Virgin Islands	100%	Investment holding
Mental Form (HK) Limited (“MFHK”)	September 16, 2025	Hong Kong	100%	Selling humanoid robots and providing related services
I Win Holdings Limited (“IWHL”)	March 25, 2020	Hong Kong	100%	Investment holding and providing consultancy services
I Win Securities Limited (“IWSL”)	November 10, 2016	Hong Kong	100%	Carrying out regulated activities including Type 1 activity “Dealing in Securities” under HKSFO
I Win Asset Management Limited (“IWAML”)	March 25, 2020	Hong Kong	100%	Carrying out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” under HKSFO
I Win Consulting Limited (“IWCL”)	July 16, 2025	Hong Kong	100%	Providing general consulting services
China Union Financial Holding Limited (“CUFH”)	June 17, 2016	British Virgin Islands	100%	Investment holding